Cover Page Cover Page	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	COVETRUS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38794
Entity Tax Identification Number	83-1448706
Entity Address, Address Line One	7 Custom House Street
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	888
Local Phone Number	280-2221
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CVET
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001752836